Retirement Benefit Plans - Additional Information (Detail)			1 Months Ended	12 Months Ended
		Apr. 01, 2009	Jun. 30, 2017 GBP (£)	Mar. 31, 2019 GBP (£) Member Valuation	Mar. 31, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Mar. 31, 2017 GBP (£)
Disclosure Of Retirement Benefit Plans [Line Items]
Weighted average term of liabilities				16 years
Length of time over which payments will be made to all retirees from the fund				70 years
Normal pensionable age		60 years
Maximum period of addressing deficit				20 years
Number of recent triennial valuations | Valuation				2
Percentage of investment in growth asset			45.00%			45.00%
De-risking to low risk investment approach year						2034
Flat discount rate			1.00%			1.00%
Threshold dividend per share				10.00%
Threshold dividend per share of share buybacks				£ 200,000,000
Share buybacks in excess per year				200,000,000
Threshold for BTPS				1,500,000,000
Deficit threshold level for application for provision				2,000,000,000
Contribution to plan				£ 2,024,000,000	£ 872,000,000		£ 274,000,000
BTRSS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Number of active members | Member				69,000
Contribution to plan					388,000,000
Each Month Between 1 April 2018 and November 2020
Disclosure Of Retirement Benefit Plans [Line Items]
Monthly payments to bridge funding deficit				£ 1,875,000
Group Contribution
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement				1,310,000,000
Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate			1.40%			1.40%
Proceeds from disposals net of acquisitions			£ 1,000,000,000	1,000,000,000
Bottom of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate			0.70%			0.70%
Trade and Other Payables [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Present value of liabilities				£ 42,000,000	£ 17,000,000
BT Pension Scheme [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of future benefit accrual				99.00%
Service cost (including administration expenses & PPF levy)				£ 0
Past service credit				£ 0
Number of members in pension scheme | Member				288,000
Number of members in pension plan | Member				50
Percentage of assets of benefit plan	[1]			100.00%	100.00%
BTPS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Normal pensionable age		65 years
Percentage of group's retirement benefit obligation				97.00%
Percentage retirement benefit obligation are rounded				0.05%
Percentage of exposure covered by longevity insurance				25.00%
Funding deficit			£ 11,300,000,000			£ 11,300,000,000
Recovery period			13 years
Ordinary Contributions [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement					£ 60,000,000
Deficit Contributions [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement					£ 1,250,000,000
EEPS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Funding deficit				£ 141,000,000
Defined benefit liabilities				£ 1,000,000,000
Number of active members | Member				11,000
EE Pension Scheme [Member] | Global Equities [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan					23.00%
EE Pension Scheme [Member] | Property and Illiquid Alternatives [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan					22.00%
EE Pension Scheme [Member] | Absolute Return Portfolio [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan					25.00%
EE Pension Scheme [Member] | Liability Driven Investment Portfolio [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan					30.00%

[1]	At 31 March 2019, the Scheme did not hold any equity issued by the group (2017/18: £3m). The Scheme also held £2,154m (2017/18: £10m) of bonds issued by the group, reflecting the BTPS fully subscribing to £2bn of bonds issued by BT in June 2018 following agreement of the 2017 funding valuation.